UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                 -------------------------

 Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Institutional Investment Manager Filing this Report:

 Name:       LeVasseur Capital Partners LLC
            -------------------------------------------------
 Address:   610 Newport Center Drive, Suite 450
            -------------------------------------------------
            Newport Beach, California 92660
            -------------------------------------------------

            -------------------------------------------------

 Form 13F File Number:  28 -
                              --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Carl E. Spangler, Jr.
              -----------------------------------------------
 Title:       Chief Financial Officer
              -----------------------------------------------
 Phone:       (949) 729-1700 x14
              -----------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Carl E. Spangler, Jr.           Newport Beach, Ca      February 12, 2007
--------------------------------  ----------------------  ----------------------
           [Signature]                [City, State]                [Date]



Report Type (Check only one):

 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



SEC 1685 (3-01)     Persons who respond to the collection of information
                    contained in this form are not required to respond unless the form displays a currently valid control number.

                                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               1
                                        ---------------------

Form 13F Information Table Entry Total:          5
                                        ---------------------

Form 13F Information Table Value Total:       64,013
                                        ---------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No. Form 13F File Number Name

          1       28 -                          Gilbert E. LeVasseur, Jr.
       --------        ---------------------    --------------------------------
       [Repeat as necessary.]


                                          FORM 13F INFORMATION TABLE
    COLUMN 1         COLUMN 2       COLUMN 3     COLUMN 4            COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8
---------------- ----------------  ---------- ------------  ---------------------- -------------- -----------  ---------------------
                                                 VALUE      SHRS OR    SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
 NAME OF ISSUER   TITLE OF CLASS     CUSIP      (X$1000)    PRN AMT    PRN    CALL    DISCRETION    MANAGERS   SOLE    SHARED   NONE

ANHEUSER BUSCH
COS INC.                 COM         035229103    11524     234219     SH               OTHER          1               234219
------------------------------------------------------------------------------------------------------------------------------------

APOLLO GROUP
INC.                  CL A COM       037604105    11153     286189     SH               OTHER          1               286189
------------------------------------------------------------------------------------------------------------------------------------

CONAGRA FOODS
INC.                     COM         205887102    12869     476632     SH               OTHER          1               476632
------------------------------------------------------------------------------------------------------------------------------------

RENT A CTR
INC. NEW                  COM        76009N100    14139     479127     SH               OTHER          1               479127
------------------------------------------------------------------------------------------------------------------------------------

SPRINT NEXTEL
CORP.                  COM FON       852061100    14329     758547     SH               OTHER          1               758547
------------------------------------------------------------------------------------------------------------------------------------



SEC 1685 (3-01)     Persons who respond to the collection of information
                    contained in this form are not required to respond unless the form displays a currently valid control number.